PROJECT ASSETS - Schedule of Project Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PROJECT ASSETS
Project assets - Module cost	$ 1,077,213	$ 3,877,147
Project assets - Development and construction cost	14,631,425	23,367,183
Project assets - Others	429,199	1,026,662
Total project assets	16,137,837	28,270,992
Current portion	9,587,254	24,992,068
Non-current portion	$ 6,550,583	$ 3,278,924